Principal Accounting Policies - Goodwill, Impairment on non-financial assets, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation (Details)
¥ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) item ¥ / shares	Dec. 31, 2025 USD ($) item	Jun. 30, 2025 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill
Number of reporting units | item	1	1		1
Market capitalization | $							$ 83,100
Percentage by assets exceeds capital value				47.00%			47.00%
Impairment charges on goodwill				¥ 114,661
Goodwill				0
Land use right and Construction in progress ("CIP")
Impairment Charges	¥ 3,316	$ 474	¥ 15,641	17,986
Land use rights, CIP carrying amount			99,500
Derecognition of CIP Carrying Value for Land Use Rights						¥ 97,850
Other non-financial assets
Number of asset groups tested for impairment | item	2				2
Property and equipment, net	¥ 18,837		21,796		$ 2,694
Intangible assets, net	19,600		22,210		2,809
Prepayments for property and equipment, net	11,912				1,703
Operating lease right-of-use assets, net	6,873		9,266		983
Impairment of other non-financial assets	0		0	0
Revenues
Contract assets	0		0
Balances of contract liabilities	1,005		529
Revenue from insurance companies	10,503		11,160	8,429
Commission fees from other travel-related products and services	37,285		47,943	44,647
Liabilities recorded related to membership points and cash rewards	3,852		3,949		$ 551
Advertising Expenses
Advertising expense	100,283		89,096	¥ 50,325
2019 Travel agencies
Goodwill
Goodwill								¥ 232,007
ADR
Goodwill
Share price | ¥ / shares				¥ 0.67
Niu Tour Business
Revenues
Revenues	233,769		107,970	¥ 100,078
Financial Services
Revenues
Revenues	853		2,288	6,923
Advertising Service
Revenues
Revenue recognized from advertising services	29,262		31,302	27,571
Principal Services
Revenues
Revenue recognized from advertising services	¥ 3,626		¥ 7,855	¥ 6,264